Note 8 - Income Taxes (Details) - Deferred Income Tax Assets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred Income Tax Assets [Abstract]
Loss carryforwards	$ (4,261,000)	$ (1,901,000)
Less – valuation allowance	$ 4,261,000	$ 1,901,000